ACQUISITIONS - Additional information (Details) - USD ($) $ in Millions					3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 20, 2021	Dec. 30, 2020	Aug. 04, 2020	Jul. 01, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Jul. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill					$ 459.5	$ 467.0	$ 459.5			$ 416.9	$ 417.3
Purchase of land and building facilities							22.2	$ 24.4
SaneChem
Business Acquisition [Line Items]
Percentage acquired		100.00%
Total consideration		$ 21.6
Revenue of acquiree					$ 3.0		$ 9.4
Goodwill		$ 8.6				8.6
Wypetech
Business Acquisition [Line Items]
Percentage acquired				100.00%
Total consideration				$ 32.3
Revenue of acquiree						$ 4.9
Goodwill				$ 22.0					$ 22.0
Purchase of land and building facilities			$ 2.1
Tasman
Business Acquisition [Line Items]
Total consideration	$ 8.1